SHORT-TERM AND LONG-TERM DEBT (US Floating Rate) (Details) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) subsidiary shares	Dec. 31, 2024 USD ($)
$45 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 45.0
No. of subsidiaries | subsidiary	7
Approx. term	11 years
Long-term debt	$ 0.0	$ 27.5
$35 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 35.0
No. of subsidiaries | subsidiary	1
Approx. term	7 years
Long-term debt	$ 27.8	28.8
$107.3 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 107.3
No. of subsidiaries | subsidiary	3
Approx. term	5 years
Long-term debt	$ 86.3	89.4
$100 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 100.0
No. of subsidiaries | subsidiary	4
Approx. term	5 years
Long-term debt	$ 67.1	72.3
$23 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 23.0
No. of subsidiaries | subsidiary	2
Approx. term	3 years
Long-term debt	$ 0.0	12.7
$115 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 115.0
No. of subsidiaries | subsidiary	8
Approx. term	3 years
Long-term debt	$ 0.0	70.0
$144.6 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 144.6
No. of subsidiaries | subsidiary	4
Approx. term	3 years
Long-term debt	$ 121.6	126.7
$150 million senior secured term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 150.0
No. of subsidiaries | subsidiary	1
Approx. term	3 years
Long-term debt	$ 126.0	134.0
$8.4 million senior unsecured term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 8.4
No. of subsidiaries | subsidiary	0
Approx. term	3 years
Long-term debt	$ 0.0	8.4
Debt instrument, repaid, principal	8.4
$60 million loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 60.0
No. of subsidiaries | subsidiary	1
Approx. term	0 years
Long-term debt	$ 0.0	15.0
$79.8 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 79.8
No. of subsidiaries | subsidiary	2
Approx. term	5 years
Long-term debt	$ 76.6	78.7
$163.8 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 163.8
No. of subsidiaries | subsidiary	3
Approx. term	5 years
Long-term debt	$ 158.3	162.4
$150 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 150.0
No. of subsidiaries | subsidiary	3
Approx. term	6 years
Long-term debt	$ 135.6	145.2
$226 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 226.0
No. of subsidiaries | subsidiary	7
Approx. term	5 years
Long-term debt	$ 202.3	218.1
$235 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 235.0
No. of subsidiaries | subsidiary	4
Approx. term	5 years
Long-term debt	$ 218.2	233.1
$81.6 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 81.6
No. of subsidiaries | subsidiary	2
Approx. term	1 year
Long-term debt	$ 81.6	81.6
U.S. Dollar Floating Rate
Debt Instrument [Line Items]
Long-term debt	1,301.4	$ 1,503.9
60 Million Reverse Stock Loan Facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 60.0
Own-share lending arrangement, shares, outstanding | shares	11.8